Schedule of Investments (unaudited)	iShares® ESG Advanced MSCI EAFE ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks
Australia — 5.7%
Afterpay Ltd.(a)	3,433	$244,900
ASX Ltd.	3,701	217,712
Aurizon Holdings Ltd.	32,785	91,561
Australia & New Zealand Banking Group Ltd.	45,012	998,794
BlueScope Steel Ltd.	8,549	140,212
Brambles Ltd.	23,110	192,966
Cochlear Ltd.	1,043	182,656
Coles Group Ltd.	21,148	270,235
Computershare Ltd.	7,629	92,494
CSL Ltd.	7,203	1,614,812
Dexus	15,558	125,415
Evolution Mining Ltd.	28,137	116,973
Fortescue Metals Group Ltd.	26,820	464,460
Goodman Group	25,835	387,781
GPT Group (The)	29,444	104,691
Insurance Australia Group Ltd.	37,803	146,605
James Hardie Industries PLC.	6,931	229,918
Lendlease Corp. Ltd.	10,428	99,010
Magellan Financial Group Ltd.	2,794	103,215
Medibank Pvt Ltd.	41,720	100,830
Mirvac Group	58,088	125,241
Newcrest Mining Ltd.	12,438	270,901
Northern Star Resources Ltd.	18,040	162,160
Orica Ltd.	5,927	62,022
QBE Insurance Group Ltd.	23,018	194,676
Ramsay Health Care Ltd.	2,800	137,221
REA Group Ltd.	824	104,037
Reece Ltd.	4,752	75,124
Scentre Group	77,796	163,530
Seek Ltd.	5,533	130,551
Sonic Healthcare Ltd.	7,156	192,079
Stockland	36,592	132,083
Suncorp Group Ltd.	21,964	188,884
Sydney Airport(a)	18,005	81,510
Transurban Group	42,729	457,731
Vicinity Centres	58,018	69,944
WiseTech Global Ltd.	2,163	46,952
		8,519,886
Austria — 0.2%
Erste Group Bank AG	4,360	178,582
Raiffeisen Bank International AG	2,051	48,628
voestalpine AG	1,728	77,735
		304,945
Belgium — 0.8%
Ageas SA/NV	2,739	178,465
Elia Group SA/NV	583	62,227
Groupe Bruxelles Lambert SA	1,595	180,165
KBC Group NV	3,961	322,814
Proximus SADP	1,980	40,064
Solvay SA	1,176	158,166
Umicore SA	3,194	190,880
		1,132,781
Denmark — 3.7%
Ambu A/S, Class B	2,686	99,926
AP Moller - Maersk A/S, Class A	46	121,177
AP Moller - Maersk A/S, Class B, NVS	93	255,971
Chr Hansen Holding A/S	1,651	147,829
Demant A/S(a)	1,651	90,143

Security	Shares	Value

Denmark (continued)
DSV Panalpina A/S	3,289	$793,204
Genmab A/S(a)	1,062	428,233
GN Store Nord A/S	2,034	172,174
Novo Nordisk A/S, Class B	27,221	2,148,415
Novozymes A/S, Class B	3,268	237,479
Pandora A/S	1,609	216,645
ROCKWOOL International A/S, Class B	138	68,464
Tryg A/S	5,515	129,478
Vestas Wind Systems A/S	16,141	625,711
		5,534,849
Finland — 1.6%
Elisa OYJ	2,183	128,456
Kesko OYJ, Class B	4,424	152,464
Kone OYJ, Class B	5,376	433,439
Nokia OYJ(a)	87,539	453,365
Nordea Bank Abp	50,743	543,060
Orion OYJ, Class B	1,551	66,532
Sampo OYJ, Class A	7,885	366,508
Stora Enso OYJ, Class R	10,084	175,955
Wartsila OYJ Abp	6,710	90,274
		2,410,053
France — 10.2%
Accor SA(a)	2,839	113,543
Aeroports de Paris(a)	441	60,860
Air Liquide SA	7,436	1,260,262
Alstom SA(a)	4,202	235,271
Amundi SA(b)	1,254	111,094
Arkema SA	1,109	145,583
Atos SE	1,650	110,143
AXA SA	29,792	821,184
BioMerieux	662	75,848
BNP Paribas SA	17,622	1,199,656
Bouygues SA	3,906	158,792
Bureau Veritas SA(a)	4,469	137,030
Capgemini SE	2,514	467,287
Carrefour SA	9,417	191,840
Cie. Generale des Etablissements Michelin SCA	2,652	405,974
CNP Assurances	2,939	53,122
Covivio	842	79,099
Danone SA	10,239	727,886
Dassault Systemes SE	2,057	471,212
Edenred	4,061	219,988
Eiffage SA	1,283	141,191
EssilorLuxottica SA	4,455	769,718
Eurazeo SE	683	60,800
Gecina SA	665	105,728
Getlink SE	7,636	121,776
Hermes International	515	722,851
Ipsen SA	553	55,785
Klepierre SA	3,159	90,937
Legrand SA	4,248	443,528
L'Oreal SA	4,049	1,817,027
Natixis SA(a)	15,871	78,394
Orpea SA(a)	844	105,364
Publicis Groupe SA	3,366	227,529
Sartorius Stedim Biotech	446	192,565
Schneider Electric SE	8,585	1,353,623
SCOR SE(a)	2,429	78,806
SEB SA	440	81,649

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced MSCI EAFE ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

France (continued)
Societe Generale SA	12,606	$402,940
Sodexo SA(a)	1,329	128,198
Suez SA	5,396	131,265
Ubisoft Entertainment SA(a)	1,442	104,991
Unibail-Rodamco-Westfield(a)	2,117	183,833
Valeo SA	3,458	112,531
Vivendi SE	11,000	398,203
Wendel SE	445	61,913
Worldline SA(a)(b)	3,769	359,196
		15,376,015
Germany — 9.7%
adidas AG	3,003	1,091,491
Allianz SE, Registered	6,478	1,702,135
Bayerische Motoren Werke AG	5,390	568,843
Bechtle AG	467	89,620
Beiersdorf AG	1,675	197,640
Brenntag SE	2,401	225,663
Carl Zeiss Meditec AG, Bearer	660	122,023
Commerzbank AG(a)	15,978	128,477
Covestro AG(b)	3,107	217,020
Deutsche Boerse AG	3,244	528,660
Deutsche Post AG, Registered	15,719	1,068,688
Deutsche Telekom AG, Registered	51,884	1,074,129
Deutsche Wohnen SE	5,358	340,873
Evonik Industries AG	3,543	126,261
GEA Group AG	2,222	97,111
Hannover Rueck SE	972	169,532
HeidelbergCement AG	2,251	204,696
HelloFresh SE(a)	2,671	243,173
Henkel AG & Co. KGaA	1,659	163,183
Infineon Technologies AG	20,977	849,523
KION Group AG	1,034	110,157
Knorr-Bremse AG	1,088	134,853
LANXESS AG	1,340	100,056
LEG Immobilien SE	1,088	159,016
Merck KGaA	2,013	361,737
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	2,226	640,865
Nemetschek SE	840	61,862
Puma SE	1,666	190,414
Rational AG	69	61,906
SAP SE	16,485	2,276,046
Scout24 AG(b)	1,788	144,712
Symrise AG	2,010	265,504
TeamViewer AG(a)(b)	2,563	101,119
Telefonica Deutschland Holding AG	15,076	41,085
Vonovia SE	8,344	520,085
Zalando SE(a)(b)	2,652	282,232
		14,660,390
Hong Kong — 3.9%
AIA Group Ltd.	195,200	2,504,223
BOC Hong Kong Holdings Ltd.	58,000	209,824
ESR Cayman Ltd.(a)(b)	35,200	111,298
Hang Lung Properties Ltd.	46,000	116,155
Hang Seng Bank Ltd.	13,900	289,130
HKT Trust & HKT Ltd.	71,000	96,255
Hong Kong Exchanges & Clearing Ltd.	12,500	782,818
Link REIT	35,300	336,207
MTR Corp. Ltd	36,500	203,233

Security	Shares	Value

Hong Kong (continued)
New World Development Co. Ltd.	22,000	$118,731
Sino Land Co. Ltd.	60,000	94,226
Sun Hung Kai Properties Ltd.	23,000	353,259
Swire Properties Ltd.	22,800	67,118
Techtronic Industries Co. Ltd.	23,000	424,077
Wharf Real Estate Investment Co. Ltd.	24,000	140,626
		5,847,180
Ireland — 0.8%
CRH PLC	12,216	633,449
Kerry Group PLC, Class A	2,537	341,717
Smurfit Kappa Group PLC	3,722	196,680
		1,171,846
Israel — 0.7%
Bank Hapoalim BM(a)	19,493	165,323
Bank Leumi Le-Israel BM(a).	24,050	188,037
CyberArk Software Ltd.(a)(c)	660	83,516
Israel Discount Bank Ltd., Class A(a)	18,002	89,452
Mizrahi Tefahot Bank Ltd.(a)	1,785	53,130
Nice Ltd.(a)	969	210,190
Wix.com Ltd.(a)	892	231,795
		1,021,443
Italy — 1.6%
Amplifon SpA	1,790	84,887
Assicurazioni Generali SpA	17,898	366,928
CNH Industrial NV	15,932	274,511
DiaSorin SpA	445	78,419
Ferrari NV	1,989	419,034
FinecoBank Banca Fineco SpA(a)	9,447	158,055
Infrastrutture Wireless Italiane SpA(b)	4,978	55,544
Moncler SpA	3,215	227,445
Nexi SpA(a)(b)	6,714	135,241
Poste Italiane SpA(b)	8,500	119,799
Prysmian SpA	4,005	137,784
Recordati Industria Chimica e Farmaceutica SpA	1,926	106,641
Telecom Italia SpA/Milano	147,671	78,865
Terna SPA	26,695	203,265
		2,446,418
Japan — 26.7%
Advantest Corp.	2,800	250,815
Aeon Co. Ltd.	11,000	292,536
Ajinomoto Co. Inc.	6,600	150,877
ANA Holdings Inc.(a)	2,300	55,316
Asahi Kasei Corp.	20,700	225,688
Astellas Pharma Inc.	30,800	501,773
Azbil Corp.	2,200	87,538
Bridgestone Corp.	8,800	382,999
Brother Industries Ltd.	4,400	90,981
Canon Inc.	16,100	374,877
Capcom Co. Ltd.	2,200	72,107
Casio Computer Co. Ltd.	2,200	38,003
Central Japan Railway Co.	2,200	324,477
Chiba Bank Ltd. (The)	8,800	55,640
Chugai Pharmaceutical Co. Ltd.	11,000	418,134
CyberAgent Inc.	6,600	131,674
Dai Nippon Printing Co. Ltd.	4,400	93,997
Daifuku Co. Ltd.	2,200	183,152
Dai-ichi Life Holdings Inc.	16,200	327,822
Daiichi Sankyo Co. Ltd.	27,600	632,868
Daikin Industries Ltd.	3,900	762,958

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced MSCI EAFE ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Daiwa House Industry Co. Ltd.	8,800	$255,308
Denso Corp.	6,600	448,231
Eisai Co. Ltd.	4,400	293,669
Fanuc Corp.	3,000	713,524
Fast Retailing Co. Ltd.	900	726,387
FUJIFILM Holdings Corp.	6,600	456,446
Fujitsu Ltd.	3,100	500,892
Hakuhodo DY Holdings Inc.	4,400	72,190
Hankyu Hanshin Holdings Inc.	4,400	136,550
Hino Motors Ltd.	4,600	42,499
Hirose Electric Co. Ltd.	300	42,418
Hitachi Construction Machinery Co. Ltd.	2,200	72,357
Hitachi Metals Ltd.(a)	2,300	44,292
Hoshizaki Corp.	800	70,594
Hoya Corp.	5,400	701,985
Hulic Co. Ltd.	4,600	51,365
Ibiden Co. Ltd.	2,200	101,168
Isuzu Motors Ltd.	8,800	115,136
Itochu Techno-Solutions Corp.	2,200	68,916
Japan Exchange Group Inc.	8,800	202,022
Japan Metropolitan Fund Invest	112	112,643
Japan Real Estate Investment Corp.	22	131,970
JFE Holdings Inc.	8,800	116,236
JSR Corp.	4,400	128,667
Kajima Corp.	6,600	90,666
Kansai Paint Co. Ltd.	2,200	58,965
Kao Corp.	6,600	401,182
KDDI Corp.	26,400	892,260
Keio Corp.	2,200	135,705
Keisei Electric Railway Co. Ltd.	2,200	67,382
Keyence Corp.	3,100	1,512,444
Kikkoman Corp.	2,200	141,635
Kintetsu Group Holdings Co. Ltd.(a)	2,200	77,028
Kobayashi Pharmaceutical Co. Ltd.	500	44,191
Kobe Bussan Co. Ltd.	2,200	55,198
Komatsu Ltd.	13,800	400,984
Kubota Corp.	16,100	362,635
Kurita Water Industries Ltd.	2,200	100,465
Kyocera Corp.	4,400	268,048
Kyowa Kirin Co. Ltd.	4,400	132,021
Lion Corp.	4,400	76,702
Lixil Corp.	4,400	114,918
Mazda Motor Corp.(a)	8,800	74,306
Medipal Holdings Corp.	2,300	43,705
Mercari Inc.(a)	2,200	103,302
MinebeaMitsumi Inc.	6,600	177,877
Mitsubishi Chemical Holdings Corp.	20,700	164,112
Mitsubishi Electric Corp.	29,900	458,165
Mitsubishi Estate Co. Ltd.	18,500	297,131
Mitsubishi Gas Chemical Co. Inc.	2,200	50,881
Mitsubishi HC Capital Inc.	11,300	62,513
Mitsui Chemicals Inc.	2,200	73,024
Mitsui Fudosan Co. Ltd.	13,900	320,915
Miura Co. Ltd.	2,200	100,325
MS&AD Insurance Group Holdings Inc.	6,600	200,161
Murata Manufacturing Co. Ltd.	8,800	660,830
Nabtesco Corp.	2,200	100,035
NEC Corp.	4,400	204,068
NGK Insulators Ltd.	4,400	76,343
Nidec Corp.	6,600	746,971

Security	Shares	Value

Japan (continued)
Nintendo Co. Ltd.	1,700	$1,048,485
Nippon Building Fund Inc.	22	138,862
Nippon Paint Holdings Co. Ltd.	11,000	157,850
Nippon Prologis REIT Inc.	44	136,016
Nippon Telegraph & Telephone Corp.	20,700	553,295
Nippon Yusen KK	2,200	89,930
Nissin Foods Holdings Co. Ltd.	600	43,233
Nitori Holdings Co. Ltd.	1,300	223,719
Nitto Denko Corp.	2,200	169,230
Nomura Holdings Inc.	50,600	275,474
Nomura Real Estate Holdings Inc.	2,300	58,569
Nomura Real Estate Master Fund Inc.	66	104,079
Nomura Research Institute Ltd.	6,600	209,082
NSK Ltd.	4,400	41,384
NTT Data Corp.	9,300	150,203
Obayashi Corp.	9,300	77,694
Odakyu Electric Railway Co. Ltd.	4,400	112,830
Oji Holdings Corp.	13,800	81,261
Omron Corp.	2,200	171,669
Ono Pharmaceutical Co. Ltd.	6,600	148,292
Oriental Land Co. Ltd.	2,800	414,248
Orix JREIT Inc.	44	81,313
Otsuka Corp.	2,200	117,063
Otsuka Holdings Co. Ltd.	6,600	271,315
Pan Pacific International Holdings Corp.	6,600	129,347
Panasonic Corp.	35,400	399,021
Persol Holdings Co. Ltd.	2,300	43,137
Rakuten Group Inc.	13,800	156,960
Recruit Holdings Co. Ltd.	22,000	1,107,300
Resona Holdings Inc.	33,200	140,802
Rohm Co. Ltd.	1,000	93,950
Santen Pharmaceutical Co. Ltd.	6,600	87,668
Secom Co. Ltd.	2,800	217,732
Seiko Epson Corp.	4,400	77,050
Sekisui Chemical Co. Ltd.	6,600	111,425
Sekisui House Ltd.	9,300	192,018
SG Holdings Co. Ltd.	4,400	97,895
Sharp Corp.	4,400	79,651
Shimadzu Corp.	4,400	152,943
Shimizu Corp.	8,800	71,637
Shin-Etsu Chemical Co. Ltd.	5,500	937,865
Shionogi & Co. Ltd.	4,400	222,264
Shiseido Co. Ltd.	6,600	475,016
Shizuoka Bank Ltd. (The)	6,900	54,334
Softbank Corp.	46,900	598,799
SoftBank Group Corp.	19,800	1,484,486
Sohgo Security Services Co. Ltd.	2,200	100,068
Sompo Holdings Inc.	4,400	175,941
Sony Group Corp.	19,800	1,935,640
Square Enix Holdings Co. Ltd.	2,200	117,029
Stanley Electric Co. Ltd.	2,200	64,895
Sumitomo Chemical Co. Ltd.	24,200	131,366
Sumitomo Dainippon Pharma Co. Ltd.	2,300	43,468
Sumitomo Metal Mining Co. Ltd.	4,400	195,575
Sumitomo Mitsui Financial Group Inc.	20,800	746,109
Suntory Beverage & Food Ltd.	2,200	80,893
Sysmex Corp.	2,200	222,548
T&D Holdings Inc.	8,800	118,826
Taisei Corp.	2,200	76,211
TDK Corp.	2,200	277,446

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced MSCI EAFE ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Terumo Corp.	11,000	$420,283
THK Co. Ltd.	2,200	70,857
TIS Inc.	4,400	112,420
Tobu Railway Co. Ltd.	2,200	55,624
Tokio Marine Holdings Inc.	11,000	516,361
Tokyo Electron Ltd.	2,200	972,643
Tokyu Corp.	6,600	87,756
Toppan Printing Co. Ltd.	4,400	76,483
Toray Industries Inc.	22,000	141,366
Tosoh Corp.	4,400	76,163
TOTO Ltd.	2,200	117,442
Toyo Suisan Kaisha Ltd.	2,200	87,877
Unicharm Corp.	6,600	259,051
United Urban Investment Corp.	44	62,779
USS Co. Ltd.	4,400	76,391
West Japan Railway Co.	2,200	124,222
Yakult Honsha Co. Ltd.	2,200	118,004
Yamada Holdings Co. Ltd.	11,500	55,576
Yamaha Motor Co. Ltd.	4,400	127,175
Yaskawa Electric Corp.	4,400	211,251
Yokogawa Electric Corp.	4,400	69,042
Z Holdings Corp.	44,500	207,819
ZOZO Inc.	2,200	73,754
		40,119,540
Netherlands — 6.5%
ABN AMRO Bank NV, CVA(a)(b)	6,205	82,751
Akzo Nobel NV	2,972	381,987
Argenx SE(a)	709	193,932
ASM International NV	792	248,575
ASML Holding NV	6,680	4,471,268
EXOR NV	1,682	143,747
ING Groep NV	61,339	852,609
JDE Peet's NV(a)	1,056	41,522
Just Eat Takeaway.com NV(a)(b)	1,987	179,822
Koninklijke Ahold Delhaize NV	16,793	484,576
Koninklijke DSM NV	2,684	493,596
NN Group NV	4,541	230,186
Prosus NV	7,705	798,828
QIAGEN NV(a)	3,599	176,603
Randstad NV	1,742	135,313
STMicroelectronics NV	11,158	416,355
Wolters Kluwer NV	4,382	419,231
		9,750,901
New Zealand — 0.6%
a2 Milk Co. Ltd. (The)(a)	13,530	57,442
Auckland International Airport Ltd.(a)	18,933	99,838
Fisher & Paykel Healthcare Corp. Ltd.	9,095	196,340
Mercury NZ Ltd.	13,315	63,174
Meridian Energy Ltd.	19,856	75,146
Ryman Healthcare Ltd.	5,908	56,032
Spark New Zealand Ltd.	29,531	96,872
Xero Ltd.(a)	2,115	215,952
		860,796
Norway — 0.8%
Adevinta ASA(a)	4,080	78,673
DNB ASA	14,412	318,634
Gjensidige Forsikring ASA	3,200	71,457
Mowi ASA	6,736	175,055
Orkla ASA	11,306	117,283

Security	Shares	Value

Norway (continued)
Schibsted ASA, Class A	2,003	$97,627
Schibsted ASA, Class B	1,390	57,907
Telenor ASA	10,922	188,621
Yara International ASA	2,708	144,229
		1,249,486
Portugal — 0.1%
Jeronimo Martins SGPS SA	4,228	81,617
Singapore — 1.6%
Ascendas REIT	57,399	127,049
CapitaLand Integrated Commercial Trust	73,844	116,560
CapitaLand Ltd.	40,200	111,136
City Developments Ltd.	7,000	40,557
DBS Group Holdings Ltd.	27,700	628,499
Mapletree Commercial Trust	35,400	56,149
Mapletree Logistics Trust	49,459	74,329
Oversea-Chinese Banking Corp. Ltd.	53,900	503,460
Singapore Airlines Ltd.(a)	22,800	85,828
Singapore Exchange Ltd.	1,400	10,926
Singapore Telecommunications Ltd.	137,100	249,589
United Overseas Bank Ltd.	20,700	407,736
UOL Group Ltd.	9,200	51,383
		2,463,201
Spain — 1.9%
Aena SME SA(a)(b)	1,178	205,884
Amadeus IT Group SA(a)	7,157	537,776
CaixaBank SA	68,811	235,622
Cellnex Telecom SA(b)(c).	8,151	487,239
Ferrovial SA	7,922	232,017
Grifols SA	4,799	133,465
Industria de Diseno Textil SA	17,499	675,204
Red Electrica Corp. SA	111	2,223
Telefonica SA	79,093	388,430
		2,897,860
Sweden — 5.3%
Alfa Laval AB	4,893	184,180
Assa Abloy AB, Class B	15,539	475,958
Atlas Copco AB, Class A	10,343	626,802
Atlas Copco AB, Class B	6,446	331,694
Boliden AB	4,495	179,976
Electrolux AB, Series B	3,481	98,470
EQT AB	3,923	141,561
Essity AB, Class B	9,527	328,374
Fastighets AB Balder, Class B(a)	1,632	103,559
H & M Hennes & Mauritz AB, Class B(a)	12,725	324,296
Hexagon AB, Class B	31,678	450,900
Husqvarna AB, Class B	6,741	98,521
ICA Gruppen AB	1,411	68,155
Industrivarden AB, Class A	1,243	50,424
Industrivarden AB, Class C	2,883	112,968
Investment AB Latour, Class B	2,640	90,078
Investor AB, Class B	28,912	666,534
Kinnevik AB(a)	3,744	71,236
Kinnevik AB, Class B	3,744	142,658
L E Lundbergforetagen AB, Class B	1,112	69,755
Nibe Industrier AB, Class B	22,704	246,588
Sandvik AB	17,389	457,019
Sinch AB(a)	806	148,484
Skandinaviska Enskilda Banken AB, Class A	25,286	322,779

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced MSCI EAFE ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Sweden (continued)
SKF AB, Class B	6,280	$169,006
Svenska Cellulosa AB SCA, Class B	9,248	153,180
Svenska Handelsbanken AB, Class A	23,683	264,928
Tele2 AB, Class B	8,120	109,039
Telefonaktiebolaget LM Ericsson, Class B	46,376	614,312
Telia Co. AB	41,695	181,595
Volvo AB, Class A	396	10,610
Volvo AB, Class B	23,967	625,744
		7,919,383
Switzerland — 6.1%
ABB Ltd., Registered	28,249	962,382
Adecco Group AG, Registered	2,332	160,210
Alcon Inc.	7,863	544,656
Baloise Holding AG, Registered	641	105,574
Banque Cantonale Vaudoise, Registered	537	49,835
Clariant AG, Registered	3,304	71,365
Coca-Cola HBC AG	3,068	111,642
Geberit AG, Registered	585	422,569
Givaudan SA, Registered	139	619,391
Julius Baer Group Ltd.	3,872	264,368
Kuehne + Nagel International AG, Registered	869	293,088
Logitech International SA, Registered	2,742	339,032
Lonza Group AG, Registered	1,178	757,083
Partners Group Holding AG	398	603,815
SGS SA, Registered	95	295,538
Sika AG, Registered	2,272	729,476
Sonova Holding AG, Registered(a)	892	316,231
Straumann Holding AG, Registered	162	253,144
Swiss Life Holding AG, Registered	492	254,824
Swiss Prime Site AG, Registered	1,079	109,966
Swiss Re AG	4,677	448,687
Swisscom AG, Registered	379	212,921
Temenos AG, Registered	1,042	159,836
Vifor Pharma AG	730	106,287
Zurich Insurance Group AG	2,366	986,995
		9,178,915
United Kingdom — 10.5%
3i Group PLC	17,074	300,444
Admiral Group PLC	2,948	122,754
Antofagasta PLC	6,296	137,839
Ashtead Group PLC	7,093	517,417
AstraZeneca PLC	20,658	2,354,467
Auto Trader Group PLC(a)(b)	15,380	122,385
AVEVA Group PLC	1,836	90,943
Aviva PLC	61,666	359,355
Barratt Developments PLC	15,809	169,201
Berkeley Group Holdings PLC	1,899	125,860
British Land Co. PLC (The)	13,399	96,787
BT Group PLC(a)	140,081	346,743
Bunzl PLC	5,132	166,226
Burberry Group PLC(a)	6,252	189,174
Coca-Cola Europacific Partners PLC	3,177	192,272
Compass Group PLC(a)	28,015	638,616
Croda International PLC	2,222	219,914
Direct Line Insurance Group PLC	21,210	89,542
Ferguson PLC	3,552	482,397
Halma PLC	6,569	242,471
Hikma Pharmaceuticals PLC	2,622	90,821
Informa PLC(a)	23,016	177,184

Security	Shares	Value

United Kingdom (continued)
InterContinental Hotels Group PLC(a)	2,805	$195,323
Intertek Group PLC	2,538	195,101
J Sainsbury PLC	25,257	95,076
JD Sports Fashion PLC(a)	8,107	108,517
Kingfisher PLC(a).	31,883	161,808
Land Securities Group PLC	10,459	104,110
Legal & General Group PLC	93,029	375,047
Lloyds Banking Group PLC	1,099,847	777,705
London Stock Exchange Group PLC	5,160	553,676
M&G PLC	40,767	140,980
Mondi PLC	7,372	199,089
Next PLC(a)	2,100	242,513
Ocado Group PLC(a)	7,776	208,046
Pearson PLC	11,623	135,134
Persimmon PLC	4,957	221,639
Phoenix Group Holdings PLC	8,296	86,599
Prudential PLC	41,150	875,566
RELX PLC	30,211	786,907
Rentokil Initial PLC	28,740	192,789
RSA Insurance Group Ltd.	16,038	155,700
Sage Group PLC (The)	16,721	155,493
Schroders PLC	2,577	129,802
Segro PLC	18,951	280,221
Severn Trent PLC	3,751	130,379
Spirax-Sarco Engineering PLC	1,144	205,630
St. James's Place PLC	10,368	205,110
Standard Life Aberdeen PLC	40,270	156,699
Taylor Wimpey PLC	56,496	136,971
United Utilities Group PLC	11,161	155,167
Vodafone Group PLC	418,396	758,575
Whitbread PLC(a)	3,090	139,170
Wm Morrison Supermarkets PLC	35,541	89,165
WPP PLC	18,263	252,278
		15,838,797
Total Common Stocks — 99.0%
(Cost: $135,712,180)		148,786,302

Preferred Stocks

Germany — 0.4%
Bayerische Motoren Werke AG, Preference Shares, NVS	660	59,521
Henkel AG & Co. KGaA, Preference Shares, NVS	2,773	316,901
Sartorius AG, Preference Shares, NVS.	430	212,638
		589,060
Italy — 0.0%
Telecom Italia SpA/Milano, Preference Shares, NVS	93,136	53,166
Total Preferred Stocks — 0.4%
(Cost: $601,773)		642,226

Rights

Singapore — 0.0%
Singapore Airlines Ltd. (Expires 06/16/21)(a)	47,652	—
Spain — 0.0%
Ferrovial SA (Expires 06/01/21)(a)(d).	7,922	1,925
Total Rights — 0.0%
(Cost: $1,884)		1,925

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced MSCI EAFE ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Short-Term Investments
Money Market Funds — 0.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.06%(e)(f)(g).	126,166	$126,242
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(e)(f).	30,000	30,000
		156,242
Total Short-Term Investments — 0.1%
(Cost: $156,239)		156,242
Total Investments in Securities — 99.5%
(Cost: $136,472,076)		149,586,695
Other Assets, Less Liabilities — 0.5%		751,183
Net Assets — 100.0%.		$150,337,878

(a)	Non-income producing security.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(e)	Affiliate of the Fund.

(f)	Annualized 7-day yield as of period-end.

(g)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

											Capital
											Gain
						Change in					Distributions
						Unrealized		Shares			from
	Value at	Purchases		Proceeds	Net Realized	Appreciation	Value at	Held at			Underlying
Affiliated Issuer	08/31/20	at Cost		from Sales	Gain (Loss)	(Depreciation)	05/31/21	05/31/21	Income		Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$—	$126,265	(a)	$—	$(26)	$3	$126,242	126,166	$472	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	—	30,000	(a)	—	—	—	30,000	30,000	4		—
					$(26)	$3	$156,242		$476		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

				Value/
			Notional	Unrealized
	Number of	Expiration	Amount	Appreciation
Description	Contracts	Date	(000)	(Depreciation)
Long Contracts
Euro STOXX 50 Index	13	06/18/21	$640	$9,462
Mini TOPIX Index.	24	06/10/21	421	(648)
				$8,814

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced MSCI EAFE ETF
May 31, 2021

Fair Value Measurements (continued)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of May 31, 2021. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$3,317,658	$145,468,644	$—	$148,786,302
Preferred Stocks	—	642,226	—	642,226
Rights	—	—	1,925	1,925
Money Market Funds	156,242	—	—	156,242
	$3,473,900	$146,110,870	$1,925	$149,586,695
Derivative financial instruments(a)
Assets
Futures Contracts	$9,462	$—	$—	$9,462
Liabilities
Futures Contracts	(648)	—	—	(648)
	$8,814	$—	$—	$8,814

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares
REIT	Real Estate Investment Trust